Acquisitions/Divestitures - Businesses Acquired, 2017 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) entity	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Acquisitions
Goodwill	$ 36,788	$ 36,265	$ 36,199
Technology Services & Cloud Platforms
Acquisitions
Goodwill	10,447	10,292	10,258
Cognitive Solutions
Acquisitions
Goodwill	19,665	19,384	19,484
Global Business Services
Acquisitions
Goodwill	$ 4,813	$ 4,742	$ 4,607
2017 Acquisitions
Acquisitions
Number of acquisitions | entity	5
Aggregate acquisitions cost	$ 134
Percentage of business acquired (as a percent)	100.00%
Goodwill	$ 16
Expected percent of goodwill deductible for tax purposes	50.00%
Acquired intangible asset, weighted average useful life	6 years 7 months 6 days
2017 Acquisitions | Technology Services & Cloud Platforms
Acquisitions
Number of acquisitions | entity	3
Goodwill	$ 13
2017 Acquisitions | Cognitive Solutions
Acquisitions
Number of acquisitions | entity	1
Goodwill	$ 3
2017 Acquisitions | Global Business Services
Acquisitions
Number of acquisitions | entity	1